Tax - Reconciliation (Details) - GBP (£) £ in Millions		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Tax reconciliation
UK corporation tax		19.00%	19.00%
Profit before tax		£ 2,620	£ 2,325
Expected tax charge		(498)	(442)
Losses and temporary differences in year where no deferred tax asset recognised		(51)	(28)
Foreign profits taxed at other rates		(39)	(8)
losses on disposals and write-downs		(4)	(3)
UK bank levy		(9)	(11)
regulatory and legal actions		(13)	3
other disallowable items		(12)	(10)
other non-taxable items		8	25
Taxable foreign exchange movements		(7)
Unrecognised losses brought forward and utilised			6
Banking surcharge		(207)	(173)
Tax on paid-in equity		22	32
UK tax rate change impact		(31)	206
Adjustments in respect of prior years		37	8
Tax charge for the year		(795)	(432)
Deferred tax assets		1,637		£ 1,195
Deferred tax liabilities		286		359
UK
Tax reconciliation
Increase/(decrease) in the carrying value of deferred tax assets in respect of:		10	(5)
Trading losses carried forward		£ 801		£ 899
Banking Surcharge Rate		8.00%
UK | Forecast
Tax reconciliation
Banking Surcharge Rate	3.00%
Republic of Ireland
Tax reconciliation
Increase/(decrease) in the carrying value of deferred tax assets in respect of:		£ (1)	£ (32)